Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED MARCH 14, 2022
TO THE SUMMARY PROSPECTUSES and PROSPECTUS DATED FEBRUARY 1, 2022
and the CURRENT STATEMENT OF ADDITIONAL INFORMATION
OF VANECK ETF TRUST

This Supplement updates certain information contained in the above-dated Summary Prospectuses, Prospectus and Statement of Additional Information for VanEck® ETF Trust (the “Trust”) regarding VanEck Morningstar Durable Dividend ETF and VanEck Morningstar Global Wide Moat ETF (each, a “Fund”, together, the “Funds”), each a series of the Trust. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

At a meeting held on March 4, 2022, the Board of Trustees (the “Board”) of the Trust considered and approved changes to each Fund’s investment policy regarding diversification status.

Accordingly, effective immediately, the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information are modified to include the following changes:

Supplement Closing [Text Block]	ck0001137360_SupplementClosingTextBlock	Please retain this supplement for future reference.
VanEck Morningstar Durable Dividend ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Morningstar Durable Dividend ETF
Strategy [Heading]	rr_StrategyHeading	The “Principal Investment Strategies” section of the Fund’s Summary Prospectus and Prospectus is hereby modified to add the following language as the second to last paragraph of such section:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund may become “non-diversified” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the US Dividend Valuation Index. This means that the Fund may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the US Dividend Valuation Index. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the US Dividend Valuation Index.
Risk [Heading]	rr_RiskHeading	The “Principal Risks of Investing in the Fund” section is hereby modified to add the following risk factor:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Non-Diversification Risk. The Fund may become classified as non-diversified under the 1940 Act solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the US Dividend Valuation Index. If the Fund becomes non-diversified, it may invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may become classified as non-diversified under the 1940 Act solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the US Dividend Valuation Index. If the Fund becomes non-diversified, it may invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
VanEck Morningstar Global Wide Moat ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Morningstar Global Wide Moat ETF
Strategy [Heading]	rr_StrategyHeading	The “Principal Investment Strategies” section of the Fund’s Summary Prospectus and Prospectus is hereby modified to add the following language as the second to last paragraph of such section:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund may become “non-diversified” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Global Wide Moat Focus Index. This means that the Fund may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the Global Wide Moat Focus Index. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Global Wide Moat Focus Index.
Risk [Heading]	rr_RiskHeading	The “Principal Risks of Investing in the Fund” section is hereby modified to add the following risk factor:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Non-Diversification Risk. The Fund may become classified as non-diversified under the 1940 Act solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Global Wide Moat Focus Index. If the Fund becomes non-diversified, it may invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may become classified as non-diversified under the 1940 Act solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Global Wide Moat Focus Index. If the Fund becomes non-diversified, it may invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.